As filed with the Securities and Exchange Commission on June 4, 2019.

Registration Nos. 333-89661

811-09645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 181	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 182	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110

(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Global Strategic Equity Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,

COLUMBIA FUNDS SERIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 4th day of June, 2019.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ Christopher O. Petersen
Christopher O. Petersen President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 4th day of June, 2019.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President	/s/ Brian J. Gallagher*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	Brian J. Gallagher

/s/ Michael G. Clarke*	Chief Financial Officer	/s/ Catherine James Paglia*	Trustee
Michael G. Clarke	(Principal Financial Officer) and Senior Vice President	Catherine James Paglia

/s/ Joseph Beranek*	Treasurer and Chief	/s/ Anthony M. Santomero*	Trustee
Joseph Beranek	Accounting Officer (Principal Accounting Officer)	Anthony M. Santomero

/s/ Edward J. Boudreau, Jr.*	Chair of the Board	/s/ Minor M. Shaw*	Trustee
Edward J. Boudreau, Jr.		Minor M. Shaw

/s/ George S. Batejan*	Trustee	/s/ William F. Truscott*	Trustee
George S. Batejan		William F. Truscott

/s/ Kathleen A. Blatz*	Trustee	/s/ Sandra Yeager*	Trustee
Kathleen A. Blatz		Sandra Yeager

/s/ Pamela G. Carlton*	Trustee
Pamela G. Carlton

/s/ Patricia M. Flynn*	Trustee
Patricia M. Flynn

*	By:	/s/ Joseph D’Alessandro
	Name:	Joseph D’Alessandro**
Attorney-in-fact

**

Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016, and incorporated by reference to Post-Effective Amendment No. 154 to Registration Statement No. 333-89661of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on May 27, 2016, on behalf of Joseph Beranek pursuant to a Power of Attorney, dated February 1, 2019, and incorporated by reference to Post-Effective Amendment No. 180 to Registration Statement No 333-89661 of the Registrant on Form N-1A (Exhibit (q)(4)), filed with the Commission on May 24, 2019, and on behalf of each of the Trustees pursuant to a Trustees’ Power of Attorney, dated January 1, 2018, and incorporated by reference to Post-Effective Amendment No. 172 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on May 25, 2018.

Exhibit Index

Exhibit No.	Description

EX -101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase